Revenue	12 Months Ended
Mar. 31, 2026
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue	3. Revenue

Revenue arises in the course of ordinary activities and principally comprises:
–transmission services;
–distribution services; and
–generation services.
Transmission services, distribution services and certain other services (excluding rental income) fall within the scope of IFRS 15 ‘Revenue from Contracts with Customers’, whereas generation services (which solely relate to the contract with LIPA in the US)
are accounted for under IFRS 16 ‘Leases’ as rental income, also presented within revenue.
Revenue is recognised to reflect the transfer of goods or services to customers at an amount that reflects the consideration to which the Group expects to be entitled to in exchange for those goods or services and excludes amounts collected on behalf of third parties and value added tax. The Group recognises revenue when it transfers control over a product or service to a customer.
Revenue in respect of regulated activities is determined by regulatory agreements that set the price to be charged for services in a given period based on pre-determined allowed revenues. Variances in service usage can result in actual revenue collected exceeding
(over-recoveries) or falling short (under-recoveries) of allowed revenues. Where regulatory agreements allow the recovery of under-recoveries or require the return of over-recoveries, the allowed revenue for future periods is typically adjusted. In these instances, no assets or liabilities are recognised for under- or over-recoveries respectively, because the adjustment relates to future customers and services that have not yet been delivered.
Revenue in respect of non-regulated activities includes the sale of capacity on our interconnectors, which is determined at auctions and capacity market income. Capacity is sold in either day, month, quarter or year-ahead tranches. The price charged is determined by market fundamentals rather than regulatory agreement. The interconnectors are subject to regulation with regard to the levels of returns they are allowed to earn. Where amounts fall below this range they receive top-up revenues and where amounts exceed this range they must pass back the excess. In these instances, assets or liabilities are recognised for the top-up or pass-back respectively.

Below, we include a description of principal activities, by reportable segment, from which the Group generates its revenue. For more detailed information about our segments, see note 2.
(a) UK Electricity Transmission
The UK Electricity Transmission segment principally generates revenue by providing electricity transmission services in England and Wales. Our business operates as a monopoly regulated by Ofgem, which has established price control mechanisms that set the amount of annual allowed returns our business can earn (along with the Scottish and Offshore transmission operators amongst others).
The transmission of electricity encompasses the following principal services:
–the supply of high-voltage electricity – revenue is recognised based on usage. Our performance obligation is satisfied over time as our customers make use of our network. We bill monthly in advance and our payment terms are up to 60 days. Price is determined prior to our financial year end with reference to the regulated allowed returns and estimated annual volumes; and
–construction work (principally for connections) – revenue is recognised over time, as we provide access to our network. Customers can either pay over the useful life of the connection or up front. Where the customer pays up front, revenues are deferred as a contract liability and released over the life of the asset.
For other construction where there is no consideration for any future services (for example diversions), revenues are recognised as the construction work is completed.
(b) UK Electricity Distribution
The UK Electricity Distribution segment principally generates revenue by providing electricity distribution services in the Midlands and South West of England and South Wales. Similar to UK Electricity
Transmission, UK Electricity Distribution operates as a monopoly in the jurisdictions that it operates in and is regulated by Ofgem.
The distribution of electricity encompasses the following principal services:
–electricity distribution – revenue is recognised based on usage by customers (over time), based upon volumes and price. The price control mechanism that determines our annual allowances is similar to
UK Electricity Transmission. Revenues are billed monthly and payment terms are typically within
14 days; and
–construction work (principally for connections) – revenue is recognised over time as we provide access to our network. Where the customer pays up front, revenues are deferred as a contract liability and released over the life of the asset.
For other construction where there is no consideration for any future services, revenues are recognised as the construction work is completed.
(c) New England
The New England segment principally generates revenue by providing electricity and gas supply and distribution services and high-voltage electricity transmission services in New England. Supply and distribution services are regulated by the Massachusetts Department of Public Utilities (MADPU) and
transmission services are regulated by the Federal Energy Regulatory Commission (FERC), both of whom regulate the rates that can be charged to customers.
The supply and distribution of electricity and gas and the provision of electricity transmission facilities encompasses the following principal services:
–electricity and gas supply and distribution and electricity transmission – revenue is recognised based on usage by customers (over time). Revenues are billed monthly and payment terms are 30 days; and
–construction work (principally for connections) – revenue is recognised over time as we provide access to our network. Where the customer pays up front, revenues are deferred as a contract liability or customer contributions (where they relate to government entities) and released over the life of the connection.
3. Revenue cont.
(d) New York
The New York segment principally generates revenue by providing electricity and gas supply and distribution services and high-voltage electricity transmission services in New York. Supply and distribution services are regulated by the New York Public Service Commission (NYPSC) and transmission services are regulated by the FERC, both of which regulate the rates that can be charged to customers.
The supply and distribution of electricity and gas and the provision of electricity transmission facilities encompasses the following principal services:
–electricity and gas supply and distribution and electricity transmission – revenue is recognised based on usage by customers (over time). Revenues are billed monthly and payment terms are 30 days; and
–construction work (principally for connections) – revenue is recognised over time as we provide access to our network. Where the customer pays up front, revenues are deferred as a contract liability or customer contributions (where they relate to government entities) and released over the life of the connection.
(e) National Grid Ventures
National Grid Ventures generates revenue from electricity interconnectors, LNG at the Isle of Grain in the
UK and Providence, Rhode Island in the US, NG Renewables and rental income.
The Group recognises revenue from transmission services through interconnectors and LNG importation at the Isle of Grain and Providence by means of customers’ use of capacity and volumes. Revenue is recognised over time and is billed monthly. Payment terms are up to 30 days. The Group disposed of its interest in Grain LNG in November 2025 (see note 10).
Electricity generation revenue is earned from the provision of energy services and supply capacity to produce energy for the use of customers of LIPA through a power supply agreement, where LIPA receives all of the energy and capacity from the asset until at least 2028. The arrangement is treated as an operating lease within the scope of the leasing standard where we act as lessor, with rental income being recorded as other revenue, which forms part of total revenue. Lease payments (capacity payments) are recognised on a straight-line basis and variable lease payments are recognised as the energy is generated.
Other revenue in the scope of IFRS 15 principally includes sales of renewables projects from NG Renewables to Emerald Energy Venture LLC (Emerald), which was jointly controlled by National Grid and Washington
State Investment Board (WSIB). The Group disposed of its interest in NG Renewables, together with
Emerald, in May 2025 (see note 10). NG Renewables developed wind and solar generation assets in the US, while Emerald had a right of first refusal to buy, build and operate those assets. Revenue was recognised as it was earned.
Other revenue, recognised in accordance with standards other than IFRS 15, primarily comprises adjustments in respect of the interconnector cap and floor and Use of Revenue regimes constructed by Ofgem for certain wholly owned interconnector subsidiaries. Under the cap and floor regime, where an interconnector expects to exceed its total five-year cap, a provision and reduction in revenue is recognised in the current reporting period (see note 26). Where an interconnector does not expect to reach its five-year floor, either an asset will be recognised where a future inflow of economic benefits is considered virtually certain, or a contingent asset will be disclosed where the future inflow is concluded to be probable. Under the Use of Revenue framework, any revenues in excess of an agreed incentive level must be passed on as savings to consumers. Where the obligation to transfer excess revenues arises, a payable and reduction in revenue is recognised in the current reporting period.
(f) Other
Revenue in Other relates to our UK commercial property business. Revenue is predominantly recognised in accordance with standards other than IFRS 15 and comprises property sales by our UK commercial property business. Property sales are recorded when the sale is legally completed.
(g) UK Electricity System Operator
The Group disposed of the UK Electricity System Operator on 1 October 2024. Prior to its disposal and the formation of the NESO, the UK Electricity System Operator earned revenue for balancing supply and demand of electricity on Great Britain’s electricity transmission system, where it acted as principal.
Balancing services are regulated by Ofgem and revenue payable by generators and suppliers of electricity was recognised as the service was provided.
The UK Electricity System Operator also collected revenues on behalf of transmission operators, principally National Grid Electricity Transmission plc and the Scottish and Offshore transmission operators, from users (electricity suppliers) who connect to or use the transmission system. As the UK Electricity
System Operator acted as an agent in this capacity, transmission network revenues were recorded net of payments to transmission operators.
(h) Disaggregation of revenue
In the following tables, revenue is disaggregated by primary geographical market and major service lines.
The table below reconciles disaggregated revenue with the Group’s reportable segments (see note 2).

Revenue for the year ended 31 March 2026	UK Electricity Transmission £m	UK Electricity Distribution £m	New England £m	New York £m	National Grid Ventures £m	Other £m	Total £m
Revenue under IFRS 15
Transmission	2,597	—	55	355	713	—	3,720
Distribution	—	1,859	4,061	7,204	—	—	13,124
Other[1]	29	73	9	17	20	4	152
Total IFRS 15 revenue	2,626	1,932	4,125	7,576	733	4	16,996
Other revenue
Generation	—	—	—	—	364	—	364
Other[2]	185	5	49	42	(40)	86	327
Total other revenue	185	5	49	42	324	86	691
Total revenue from continuing operations	2,811	1,937	4,174	7,618	1,057	90	17,687
1.The UK Electricity Distribution other IFRS 15 revenue principally relates to engineering recharges, which are the recovery of costs incurred for construction work requested by customers, such as the rerouting of existing network assets.
2.Other revenue, recognised in accordance with accounting standards other than IFRS 15, includes property sales by our UK commercial property business, rental income, income arising in connection with the Transition Services Agreements following the sale of the ESO, and an adjustment to NGV revenue in respect of the interconnector cap and floor and Use of Revenue regimes constructed by Ofgem.
3. Revenue cont.
(h) Disaggregation of revenue cont.

Geographical split for the year ended 31 March 2026	UK Electricity Transmission £m	UK Electricity Distribution £m	New England £m	New York £m	National Grid Ventures £m	Other £m	Total £m
Revenue under IFRS 15
UK	2,626	1,932	—	—	713	—	5,271
US	—	—	4,125	7,576	20	4	11,725
Total IFRS 15 revenue	2,626	1,932	4,125	7,576	733	4	16,996
Other revenue
UK	185	5	—	—	(61)	72	201
US	—	—	49	42	385	14	490
Total other revenue	185	5	49	42	324	86	691
Total revenue from continuing operations	2,811	1,937	4,174	7,618	1,057	90	17,687

Revenue for the year ended 31 March 2025	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	National Grid Ventures £m	Other £m	Total £m
Revenue under IFRS 15
Transmission[1]	2,265	—	46	85	252	879	1	3,528
Distribution	—	2,327	—	4,193	6,371	—	—	12,891
System Operator	—	—	966	—	—	—	—	966
Other[2]	29	90	—	9	16	171	3	318
Total IFRS 15 revenue	2,294	2,417	1,012	4,287	6,639	1,050	4	17,703
Other revenue
Generation	—	—	—	—	—	384	—	384
Other[3]	190	4	—	19	50	(84)	112	291
Total other revenue	190	4	—	19	50	300	112	675
Total revenue from continuing operations	2,484	2,421	1,012	4,306	6,689	1,350	116	18,378
1.The UK Electricity System Operator transmission revenue generated in the period up until its disposal represented transmission revenues collected, net of payments made to transmission owners.
2.The UK Electricity Distribution other IFRS 15 revenue principally relates to engineering recharges, which are the recovery of costs incurred for construction work requested by customers, such as the rerouting of existing network assets. Within NGV, the other IFRS 15 revenue principally relates to revenue generated from our NG Renewables business.
3.Other revenue, recognised in accordance with accounting standards other than IFRS 15, includes property sales by our UK commercial property business, rental income, income arising in connection with the Transition Services Agreements following the sales of NECO, the
UK Gas Transmission business and the ESO, and an adjustment to NGV revenue in respect of the interconnector cap and floor and Use of Revenue regimes constructed by Ofgem.

Geographical split for the year ended 31 March 2025	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	National Grid Ventures £m	Other £m	Total £m
Revenue under IFRS 15
UK	2,294	2,417	1,012	—	—	889	1	6,613
US	—	—	—	4,287	6,639	161	3	11,090
Total IFRS 15 revenue	2,294	2,417	1,012	4,287	6,639	1,050	4	17,703
Other revenue
UK	190	4	—	—	—	(111)	11	94
US	—	—	—	19	50	411	101	581
Total other revenue	190	4	—	19	50	300	112	675
Total revenue from continuing operations	2,484	2,421	1,012	4,306	6,689	1,350	116	18,378

Revenue for the year ended 31 March 2024	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	National Grid Ventures £m	Other £m	Total £m
Revenue under IFRS 15
Transmission[1]	2,591	—	(10)	73	493	869	—	4,016
Distribution	—	1,712	—	3,786	5,500	—	—	10,998
System Operator	—	—	3,763	—	—	—	—	3,763
Other[2]	25	73	—	8	15	168	4	293
Total IFRS 15 revenue	2,616	1,785	3,753	3,867	6,008	1,037	4	19,070
Other revenue
Generation	—	—	—	—	—	360	—	360
Other[3]	79	5	—	81	86	(65)	234	420
Total other revenue	79	5	—	81	86	295	234	780
Total revenue from continuing operations	2,695	1,790	3,753	3,948	6,094	1,332	238	19,850
1.The UK Electricity System Operator transmission revenue generated in the year represents transmission revenues collected, net of payments made to transmission owners.
2.The UK Electricity Transmission and UK Electricity Distribution other IFRS 15 revenue principally relates to engineering recharges, which are the recovery of costs incurred for construction work requested by customers, such as the rerouting of existing network assets. Within
NGV, the other IFRS 15 revenue principally relates to revenue generated from our NG Renewables business.
3.Other revenue, recognised in accordance with accounting standards other than IFRS 15, includes property sales by our UK commercial property business, rental income, income arising in connection with the Transition Services Agreements following the sales of The
Narragansett Electric Company (NECO) and the UK Gas Transmission business, and a provision and adjustment to NGV revenue in respect of the interconnector cap and floor and Use of Revenue regimes constructed by Ofgem.
3. Revenue cont.
(h) Disaggregation of revenue cont.

Geographical split for the year ended 31 March 2024	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	National Grid Ventures £m	Other £m	Total £m
Revenue under IFRS 15
UK	2,616	1,785	3,753	—	—	878	1	9,033
US	—	—	—	3,867	6,008	159	3	10,037
Total IFRS 15 revenue	2,616	1,785	3,753	3,867	6,008	1,037	4	19,070
Other revenue
UK	79	5	—	—	—	(76)	22	30
US	—	—	—	81	86	371	212	750
Total other revenue	79	5	—	81	86	295	234	780
Total revenue from continuing operations	2,695	1,790	3,753	3,948	6,094	1,332	238	19,850
Contract liabilities (see note 23) represent revenue to be recognised in future periods relating to contributions in aid of construction of £2,809 million (2025: £2,514 million; 2024: £2,246 million). Revenue is recognised over the life of the asset. The asset lives for connections in UK Electricity Transmission, UK
Electricity Distribution, New England and New York are up to 40 years, 69 years, 51 years and 51 years respectively. The weighted average amortisation period over which revenue for contract liabilities is recognised is 26 years.
Future revenues in relation to unfulfilled performance obligations amount to £1.4 billion (2025: £1.5 billion;
2024: £6.1 billion). £1.4 billion (2025: £1.5 billion; 2024: £1.9 billion) relates to connection contracts in UK
Electricity Transmission which will be recognised as revenue over a weighted average of 25 years.
The amount of revenue recognised for the year ended 31 March 2026 from performance obligations satisfied (or partially satisfied) in previous periods, mainly due to changes in the estimate of the stage of completion, is £nil (2025: £nil; 2024: £nil).